SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative-effect adjustment	$ 605	$ 1,136	$ 2,815		$ 5,944
Deferred tax assets, net	$ 2,137	1,690
Tax benefit recognition, measurement percentage (greater than)	50.00%
Minimum period to classify uncertain tax position liabilities as long term liabilities	1 year
Accounting Standards Update 2016-16
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred tax assets, net				$ 1,209
Accumulated Deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative-effect adjustment	$ (8,013)	(7,452)	$ (5,664)		(2,725)
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative-effect adjustment		(1)			1,209
Cumulative Effect, Period of Adoption, Adjustment | Accumulated Deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative-effect adjustment		$ (1)		$ 1,209	$ 1,209